Retirement Benefits - Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.50%	0.50%
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ (73,146)	¥ (71,373)
Percentage decrease in assumption	0.50%	0.50%
Increase/(decrease) in defined benefit obligations due to decrease in assumption	¥ 83,014	¥ 80,864
Average life expectancy at age 60 [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ 38,291	¥ 37,166